Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
15.	Equity

	December 31, 2025	December 31, 2025	December 31, 2024	December 31, 2024
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	6,674,356	-	-
Class B Ordinary Shares	0.00001	20,311,112	0.00001	20,888,886

The movements of the shares outstanding are as follows:

	Note	Class A Ordinary Shares	Class B Ordinary Shares
As at December 31, 2023		-	100,000
Movements:
Share-based compensation		-	20,788,886
As at December 31, 2024		-	20,888,886
Movements:
Issuance of new shares		1,437,500	-
Conversion of convertible note	11	259,082	-
Share conversion from Class B to Class A		577,774	(577,774)
Share-based compensation		4,400,000	-
As at December 31, 2025		6,674,356	20,311,112

The Company was incorporated under the laws of the British Virgin Islands on May 2, 2023. The original authorized share capital of the Company was USD 50,000 divided into 50,000 Ordinary Shares, par value USD 1 per share with 1 share issued and outstanding at incorporation.

On March 14, 2024, the Company sub-divided, re-designated and reclassified the 50,000 authorized shares as below:

(i)	50,000 authorized shares were sub-divided to 5,000,000,000 shares of a single class each with a par value of USD 0.00001.

(ii)	4,650,000,000 shares of USD 0.00001 each was cancelled to reduce the number of shares to 350,000,000 of a single class each with a par value of USD 0.00001.

(iii)

The Company further reclassified the shares into (i) 250,000,000 Class A Ordinary Shares with a par value of USD 0.00001 each; and (ii) 100,000,000 Class B Ordinary Shares with a par value of USD 0.00001 each. Class B Ordinary Shares are entitled to one hundred votes per share and Class A Ordinary Shares are entitled to one vote per share. Each Class B Ordinary Shares is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Other than as to voting and conversion rights, Class B Ordinary Shares and Class A Ordinary Shares have the same rights and rank pari passu with one another, including the rights to dividends and other capital distribution.

a.	Merger reserves

The merger reserves represent the differences between the consideration paid and the share capital and capital reserves of the subsidiaries acquired under common control.

b.	Other reserves

Other reserves represent reserves arising from bad debt of merger for the subsidiaries acquired under common control and foreign currency exchange translation reserve, which is used to record the foreign currency exchange differences arising from the translation of the consolidated financial statement of foreign subsidiaries whose functional currency is different from that of the presentation currency of the Group.

On March 18, 2024, the Company has further issued 20,788,886 Class B Ordinary Shares with par value of USD 0.00001 per share, to members of our Board, executive officers or their affiliates and existing shareholders resulting in a total of 20,888,886 Class B Ordinary Shares issued and outstanding to members of our Board, executive officers or their affiliates and existing shareholders resulting in a total of 20,888,886 Class B Ordinary Shares as of December 31, 2024.